Prepaid expenses and other current assets	12 Months Ended
Mar. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

6. Prepaid expenses and other current assets

Prepaid expenses and other current assets consists of the following:

	As of March 31,
	2019	2020	2020
	(INR)	(INR)	(US$)
	(In million)
Derivative asset - current (Note 23)	—	672	8.9
Interest receivable on term deposits	243	236	3.1
Balance with statutory authorities	746	504	6.7
Prepaid bank guarantee charges	76	88	1.2
Prepaid insurance and other expenses	146	61	0.8
Advance to suppliers	110	39	0.5
Other	59	19	0.3
Total	1,380	1,619	21.5